Discontinued Operations	12 Months Ended
Mar. 31, 2015
Discontinued Operations

25. Discontinued Operations

In April 2014, Accounting Standards Update 2014-08 (“Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”—ASC 205 (“Presentation of Financial Statements”) and ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update requires an entity to report a disposal or a classification as held for sale of a component of an entity or a group of components of an entity in discontinued operations if it represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company and its subsidiaries early adopted this Update on April 1, 2014. In accordance with this Update, the Company and its subsidiaries report a disposal of a component or a group of components of the Company and its subsidiaries in discontinued operations if the disposal represents a strategic shift which has (or will have) a major effect on the Company and its subsidiaries’ operations and financial results when the component or group of components is disposed by sale or classified as held for sale on or after April 1, 2014.

During fiscal 2015, there was no disposal or classification as held for sale of a component or a group of components which represents a strategic shift which has (or will have) a major effect on the Company and its subsidiaries’ operations and financial results.

Prior to these amendments, ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) required that the Company and its subsidiaries reclassify the operations sold or disposed of, or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. During fiscal 2014, the Company and its subsidiaries reported gains on sales and the results of operations of subsidiaries, business units, and certain rental properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income in accordance with ASC 205-20 prior to the amendments.

Accounting Standards Update 2014-08 does not apply to a disposal or a classification as held for sale of a component or a group of components of the Company and its subsidiaries which have previously been reported in the financial statements. Accordingly, during fiscal 2015, the Company and its subsidiaries continue to report gains on sales and the results of operations of subsidiaries and business units, which were classified as held for sale at March 31, 2014, as income from discontinued operations in the accompanying consolidated statements of income in accordance with ASC 205-20 prior to the early adoption of the update.

During fiscal 2013, the Company and its subsidiaries completed the liquidation procedure for a kumiai in Japan which was effectively a type of SPE, operating private-equity investment and management, and the Company wound up a subsidiary overseas which operated reinsurance business. As a result, a loss of ¥13 million was recognized during fiscal 2013. Furthermore, the Company has determined to wind up a subsidiary that operates M&A advisory services business in Japan and a subsidiary that operates alternative investment business in Japan during fiscal 2013. There were no significant assets or liabilities of the subsidiaries in the accompanying consolidated balance sheets at March 31, 2013. Net losses of ¥370 million on derivative trading instruments are included in income from discontinued operations for the subsidiary that operates alternative investment business in Japan for fiscal 2013.

The Company liquidated a subsidiary that operated a hotel and the Company has determined to wind up a subsidiary that operates corporate finance business overseas due to a state of substantially complete liquidation during fiscal 2014. As a result, a loss of ¥1,600 million was recognized during fiscal 2014. During fiscal 2014, the Company has determined to sell the food business unit of a subsidiary, which is composed of the food service business unit and the food business unit and the Company has completed the sale of the food business unit of a subsidiary during fiscal 2015. As a result, a gain of ¥362 million was recognized during fiscal 2015. With respect to the food business unit of the subsidiary held for sale as of March 31, 2014, included in the accompanying consolidated balance sheets are mainly property under facility operations of ¥1,561 million, trade notes, accounts and other receivable of ¥2,066 million, other assets of ¥1,511 million and trade notes, accounts and other payable of ¥1,822 million, and long-term debts of ¥1,336 million. The Company has completed the sale of the food business unit of a subsidiary during fiscal 2015 and there are no amounts of assets included in the accompanying consolidated balance sheets as of March 31, 2015.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. In fiscal 2013 and 2014, the Company and its subsidiaries recognized ¥6,802 million and ¥16,200 million of aggregated gains on sales of such real estate properties, respectively. In fiscal 2015, the Company and its subsidiaries did not recognize any gains or losses on sales of such real estate properties reported as income from discontinued operations. With respect to the real estate properties classified as held for sale at March 31, 2014 included in the accompanying consolidated balance sheets are investment in operating leases of ¥42,266 million and property under facility operations of ¥2,428 million. With respect to the real estate properties classified as held for sale at March 31, 2015, included in the accompanying consolidated balance sheets are investment in operating leases of ¥24,619 million, property under facility operations of ¥2,873 million and other assets of ¥689 million.

Discontinued operations in fiscal 2013, 2014 and 2015 consist of the following:

	Millions of yen
	2013	2014	2015
Revenues	¥20,699	¥26,607	¥2,214

Income from discontinued operations, net*	(179)	12,182	463
Provision for income taxes	347	(4,681)	(166)

Discontinued operations, net of applicable tax effect	¥168	¥7,501	¥297

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2013, 2014 and 2015 were net gain of ¥6,789 million, ¥14,600 million and ¥362 million, respectively.